Trade accounts and other receivables (Tables)	12 Months Ended
Mar. 31, 2024
Text block 1 [Abstract]
Disclosure of trade accounts and other receivable
Trade accounts and other receivables consist of the following:

	Yen in millions
	March 31,
	2023	2024

Accounts and notes receivables	2,757,412	2,672,434
Other receivables	870,398	1,149,679
Allowance for doubtful accounts	(41,679)	(32,684)

Total	3,586,130	3,789,429

Disclosure of changes in the allowance for doubtful accounts
The changes in the allowance for doubtful accounts consist of the following:

	Yen in millions
	For the years ended March 31,
	2023	2024

Allowance for doubtful accounts at beginning of year	110,793	121,628
Provision for doubtful accounts, net of reversal	8,844	4,708
Write-offs	(3,496)	(3,759)
Other	5,487	(472)

Allowance for doubtful accounts at end of year	121,628	122,105